SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS

	Nine months ended September 30
	2025	2024
Change in non-cash working capital:
Trade and other receivables	$(1,380,019)	$(1,904,654)
Prepaids Expenses	(151,076)	(1,411,891)
Inventory	1,164,957	(321,599)
Advances to suppliers	(295,588)	364,785
Accounts payable and accrued liabilities	(2,627,707)	925,013
Deferred revenue	-	29,252
	$(3,289,433)	$(2,319,094)